Significant accounting policies (Details)				12 Months Ended
		Oct. 31, 2020	Oct. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CM Visual Technology Corp. [Member]
IFRS Statement [Line Items]
Percentage of Ownership		66.71%
CM Visual Technology Corp. [Member]
IFRS Statement [Line Items]
Percentage of Ownership			66.71%
ROC [Member] | Himax Technologies Limited Himax Taiwan [Member]
IFRS Statement [Line Items]
Investor				Himax Technologies, Inc.
Subsidiary				Himax Technologies Limited ("Himax Taiwan")
Main activities				IC design and sales
Jurisdiction of Incorporation				ROC
Percentage of Ownership				100.00%	100.00%
ROC [Member] | Himax Display Inc [Member]
IFRS Statement [Line Items]
Investor				Himax Technologies Limited
Subsidiary				Himax Display, Inc.
Main activities				LCOS and MEMS design, manufacturing and sales
Jurisdiction of Incorporation				ROC
Percentage of Ownership				82.68%	82.68%
ROC [Member] | Himax Analogic Inc [Member]
IFRS Statement [Line Items]
Investor				Himax Technologies Limited
Subsidiary				Himax Analogic, Inc.
Main activities				IC design and sales
Jurisdiction of Incorporation				ROC
Percentage of Ownership				98.62%	98.62%
ROC [Member] | Himax Imaging Ltd Imaging Taiwan [Member]
IFRS Statement [Line Items]
Investor				Himax Technologies Limited
Subsidiary				Himax Imaging, Ltd. ("Imaging Taiwan")
Main activities				IC design and sales
Jurisdiction of Incorporation				ROC
Percentage of Ownership				96.85%	93.70%
ROC [Member] | Himax Media Solutions Inc [Member]
IFRS Statement [Line Items]
Investor				Himax Technologies Limited
Subsidiary				Himax Media Solutions, Inc.
Main activities				ASIC service
Jurisdiction of Incorporation				ROC
Percentage of Ownership				99.22%	99.22%
ROC [Member] | Harvest Investment Limited [Member]
IFRS Statement [Line Items]
Investor				Himax Technologies Limited
Subsidiary				Harvest Investment Limited
Main activities				Investments
Jurisdiction of Incorporation				ROC
Percentage of Ownership				100.00%	100.00%
ROC [Member] | Liqxtal Technology Inc [Member]
IFRS Statement [Line Items]
Investor				Himax Technologies Limited
Subsidiary				Liqxtal Technology Inc.
Main activities				LC Lens design and sales
Jurisdiction of Incorporation				ROC
Percentage of Ownership				67.49%	64.00%
ROC [Member] | CM Visual Technology Corp. [Member]
IFRS Statement [Line Items]
Investor				Himax Technologies Limited
Subsidiary	[1]			CM Visual Technology Corp.
Main activities				Omniwide film products design and sales
Jurisdiction of Incorporation				ROC
Percentage of Ownership				66.71%
South Korea [Member] | Himax Technologies Korea Ltd [Member]
IFRS Statement [Line Items]
Investor				Himax Technologies, Inc.
Subsidiary				Himax Technologies Korea Ltd.
Main activities				IC design and sales
Jurisdiction of Incorporation				South Korea
Percentage of Ownership				100.00%	100.00%
Japan [Member] | Himax Technologies Japan Ltd [Member]
IFRS Statement [Line Items]
Investor				Himax Technologies, Inc.
Subsidiary				Himax Technologies Japan Ltd.
Main activities				Sales
Jurisdiction of Incorporation				Japan
Percentage of Ownership				100.00%	100.00%
Hong Kong [Member] | Himax Semiconductor Hong Kong Limited [Member]
IFRS Statement [Line Items]
Investor				Himax Technologies, Inc.
Subsidiary				Himax Semiconductor (Hong Kong) Limited
Main activities				Investments
Jurisdiction of Incorporation				Hong Kong
Percentage of Ownership				100.00%	100.00%
Hong Kong [Member] | Integrated Microdisplays Limited [Member]
IFRS Statement [Line Items]
Investor				Himax Display, Inc.
Subsidiary				Integrated Microdisplays Limited
Main activities				LCOS design
Jurisdiction of Incorporation				Hong Kong
Percentage of Ownership				82.68%	82.68%
Samoa [Member] | Himax Technologies Samoa Inc [Member]
IFRS Statement [Line Items]
Investor				Himax Technologies Limited
Subsidiary				Himax Technologies (Samoa), Inc.
Main activities				Investments
Jurisdiction of Incorporation				Samoa
Percentage of Ownership				100.00%	100.00%
PRC [Member] | Himax Technologies Suzhou Co Ltd [Member]
IFRS Statement [Line Items]
Investor				Himax Technologies (Samoa), Inc.
Subsidiary				Himax Technologies (Suzhou) Co., Ltd.
Main activities				Sales and technical support
Jurisdiction of Incorporation				PRC
Percentage of Ownership				100.00%	100.00%
PRC [Member] | Himax Technologies Shenzhen Co Ltd [Member]
IFRS Statement [Line Items]
Investor				Himax Technologies (Samoa), Inc.
Subsidiary				Himax Technologies (Shenzhen) Co., Ltd.
Main activities				Sales and technical support
Jurisdiction of Incorporation				PRC
Percentage of Ownership				100.00%	100.00%
Delaware USA [Member] | Himax Display USA Inc [Member]
IFRS Statement [Line Items]
Investor				Himax Display, Inc.
Subsidiary				Himax Display (USA) Inc.
Main activities				LCOS and MEMS design, sales and technical support
Jurisdiction of Incorporation				Delaware, USA
Percentage of Ownership				82.68%	82.68%
Delaware USA [Member] | Himax IGI Precision Ltd [Member]
IFRS Statement [Line Items]
Investor				Himax Technologies Limited
Subsidiary				Himax IGI Precision Ltd.
Main activities				3D micro and nano structure mastering and prototype replication
Jurisdiction of Incorporation				Delaware, USA
Percentage of Ownership				100.00%	100.00%
Cayman Islands [Member] | Himax Imaging Inc [Member]
IFRS Statement [Line Items]
Investor				Himax Technologies, Inc.
Subsidiary				Himax Imaging, Inc.
Main activities				Investments
Jurisdiction of Incorporation				Cayman Islands
Percentage of Ownership				100.00%	100.00%
California USA [Member] | Himax Imaging Corp [Member]
IFRS Statement [Line Items]
Investor				Himax Imaging, Ltd.
Subsidiary				Himax Imaging Corp.
Main activities				IC design
Jurisdiction of Incorporation				California, USA
Percentage of Ownership				96.85%	93.70%
Israel [Member] | Emza Visual Sense Ltd. [Member]
IFRS Statement [Line Items]
Investor				Himax Technologies Limited
Subsidiary				Emza Visual Sense Ltd.
Main activities				Visual sensors and efficient machine vision algorithm
Jurisdiction of Incorporation				Israel
Percentage of Ownership				100.00%	100.00%

[1]	On October 30, 2020, Himax Technologies Limited acquired 66.71% of the shareholdings of CM Visual Technology Corp. (“CMVT”) and therefore, obtained control over CMVT. Refer to Note 5(c) for further details.